Investment in equity accounted investees	12 Months Ended
Mar. 31, 2019
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
9. Investment in equity accounted investees

	As at March 31,
	2019		2018
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	2,464	Rs.	2,029
Equity shares held in DRES Energy Private Limited, India		65		75
	Rs.	2,529	Rs.	2,104

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2019 and 2018. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting under IFRS 11.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2019		2018		2017
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	6,195	Rs.	4,933	Rs.	3,385
Total non-current assets		374		347		296
Total assets	Rs.	6,569	Rs.	5,280	Rs.	3,681
Equity	Rs.	4,448	Rs.	3,600	Rs.	2,603
Total current liabilities		2,121		1,680		1,078
Total equity and liabilities	Rs.	6,569	Rs.	5,280	Rs.	3,681
Revenues	Rs.	7,436	Rs.	5,482	Rs.	4,980
Expenses		6,558		4,792		4,295
Profit for the year	Rs.	878	Rs.	690	Rs.	685
Company’s share of profits for the year	Rs.	449	Rs.	354	Rs.	351
Carrying value of the Company’s investment (1)	Rs.	2,464	Rs.	2,029	Rs.	1,519
Translation adjustment arising out of translation of foreign currency balances	Rs.	241	Rs.	255	Rs.	97

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

Details of the Company’s investment in DRES Energy Private Limited:

	As of March 31,
	2019		2018
Carrying value of the Company’s investment	Rs.	65	Rs.	75
Company’s share of loss for the year		(11)		(10)